Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8. Commitments and Contingencies

As of December 31, 2024, the Company has committed to sell to certain customers to a maximum of 129,500 MT marine fuels with delivery to be made in 2025. The Company has contracted with various suppliers to purchase to a maximum of 101,000 MT marine fuels in the same period.

As of December 31, 2024 and 2023, the Company is not a party to any material legal or administrative proceedings and did not have any significant contingencies.